Payments, by Government - 12 months ended Dec. 31, 2023 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Total	$ 11,620,000	$ 93,960,000	$ 8,520,000	$ 114,100,000
CANADA | Brazeau County
Total	4,550,000		10,000	4,560,000
CANADA | Clearwater County
Total	2,950,000			2,950,000
CANADA | County of Wetaskiwin No 10
Total	330,000			330,000
CANADA | Northern Sunrise County
Total	1,930,000			1,930,000
CANADA | Parkland County
Total	130,000			130,000
CANADA | Paul First Nation Industry Relations
Total			200,000	200,000
CANADA | Province of Alberta
Total	600,000	$ 93,960,000	8,260,000	102,820,000
CANADA | Special Areas Board
Total	650,000		$ 50,000	700,000
CANADA | Yellowhead County
Total	$ 480,000			$ 480,000